T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio
September 30, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.8%
Corporate Bonds 0.8%
YPF, STEP, 4.00%, 2/12/26 (USD)  30,000 25
Total Argentina (Cost
$29
)
25
BRAZIL 7.4%
Corporate Bonds 7.4%
Cosan Overseas, 8.25% (USD) (1) 100,000 99
Globo Comunicacao e
Participacoes, 5.50%, 1/14/32
(USD) (2) 200,000 150
Total Brazil (Cost
$298
)
249
CHILE 12.6%
Corporate Bonds 12.6%
AES Andes, VR, 7.125%, 3/26/79
(USD) (2)(3) 200,000 176
Agrosuper, 4.60%, 1/20/32
(USD) (2) 150,000 122
VTR Comunicaciones, 4.375%,
4/15/29 (USD) (2) 200,000 124
Total Chile (Cost
$568
)
422
CHINA 1.2%
Convertible Bonds 0.6%
Vnet Group, Zero Coupon, 2/1/26
(USD)  23,000 20
20
Corporate Bonds 0.6%
Kaisa Group Holdings, 11.95%,
10/22/22 (USD) (4)(5) 200,000 19
19
Total China (Cost
$212
)
39
COLOMBIA 11.0%
Corporate Bonds 11.0%
Banco de Bogota, 6.25%, 5/12/26
(USD)  200,000 187
Canacol Energy, 5.75%, 11/24/28
(USD) (2) 200,000 152
Ecopetrol, 5.875%, 5/28/45 (USD)  50,000 30
Total Colombia (Cost
$439
)
369
INDIA 4.4%
Corporate Bonds 4.4%
Adani International Container
Terminal, 3.00%, 2/16/31 (USD)  192,000 148
Total India (Cost
$186
)
148
Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 5.3%
Corporate Bonds 5.3%
Bank Negara Indonesia Persero,
3.75%, 3/30/26 (USD)  200,000 178
Total Indonesia (Cost
$203
)
178
ISRAEL 2.8%
Corporate Bonds 2.8%
Leviathan Bond, 6.125%, 6/30/25
(USD) (2) 100,000 94
Total Israel (Cost
$102
)
94
MAURITIUS 5.4%
Corporate Bonds 5.4%
Axian Telecom, 7.375%, 2/16/27
(USD) (2) 200,000 183
Total Mauritius (Cost
$200
)
183
MEXICO 6.7%
Corporate Bonds 4.0%
Metalsa, 3.75%, 5/4/31 (USD) (2) 200,000 134
134
Government Bonds 2.7%
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  110,000 92
92
Total Mexico (Cost
$315
)
226
MOROCCO 5.6%
Corporate Bonds 5.6%
Vivo Energy Investments, 5.125%,
9/24/27 (USD) (2) 200,000 187
Total Morocco (Cost
$200
)
187
PANAMA 5.2%
Corporate Bonds 5.2%
Sable International Finance, 5.75%,
9/7/27 (USD)  200,000 175
Total Panama (Cost
$209
)
175
PERU 2.1%
Corporate Bonds 2.1%
Banco de Credito del Peru, VR,
3.25%, 9/30/31 (USD) (2)(3) 85,000 72
Total Peru (Cost
$84
)
72

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Cost and value in $000s)
PHILIPPINES 4.3%
Corporate Bonds 4.3%
Globe Telecom, 3.00%, 7/23/35
(USD)  200,000 144
Total Philippines (Cost
$189
)
144
SAUDI ARABIA 5.6%
Corporate Bonds 5.6%
Saudi Electricity Global Sukuk,
5.06%, 4/8/43 (USD)  200,000 187
Total Saudi Arabia (Cost
$243
)
187
THAILAND 8.4%
Corporate Bonds 8.4%
Bangkok Bank, VR, 3.733%,
9/25/34 (USD) (2)(3) 200,000 165
Thaioil Treasury Center, 3.50%,
10/17/49 (USD) (2) 200,000 116
Total Thailand (Cost
$401
)
281
UNITED ARAB EMIRATES 5.8%
Corporate Bonds 5.8%
Emirates NBD Bank, VR, 6.125%
(USD) (1)(3) 200,000 194
Total United Arab Emirates (Cost
$211
)
194
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (5)(6) 166 —
Total United Kingdom (Cost
$–
)
—
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 3.4%
T. Rowe Price Government Reserve
Fund, 3.07% (7)(8) 112,376 112
112
U.S. Treasury Obligations 0.9%
U.S. Treasury Bills, 1.052%,
3/23/23 (9) 30,000 30
30
Total Short-Term Investments
(Cost $142) 142
Total Investments in
Securities 98.9%
(Cost $4,231) $ 3,315
Other Assets Less Liabilities 1.1% 38
Net Assets 100.0% $ 3,353

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Perpetual security with no stated maturity date.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,675 and represents
50.0% of net assets.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.
(5) Non-income producing
(6) Level 3 in fair value hierarchy.
(7) Seven-day yield
(8) Affiliated Companies
(9) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 4 U.S. Treasury Notes ten year contracts 12/22 (448) $ 18
Net payments (receipts) of variation margin to date (16)
Variation margin receivable (payable) on open futures contracts $ 2

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government Reserve Fund, 3.07% $ 680  ¤  ¤ $ 112^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $1 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $112.

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Emerging Markets Corporate Multi-Sector Account Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,173 $ — $ 3,173
Common Stocks — — — —
Short-Term Investments 112 30 — 142
Total Securities 112 3,203 — 3,315
Futures Contracts* 18 — — 18
Total $ 130 $ 3,203 $ — $ 3,333
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.